Financial Instruments and Fair Value Measurements, Interest Rate Swaps (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
Interest Rate Swap Expiring July 2023 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap		$ 400
Fixed annual rate of swap		2.533%
Interest Rate Swap Expiring July 2023 [Member] | LIBOR [Member]
Interest Rate Swaps [Abstract]
Term of variable rate		1 month
Interest Rate Swap Expiring June 2024 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 884	$ 884
Fixed annual rate of swap	1.857%	1.857%
Interest Rate Swap Expiring June 2024 [Member] | LIBOR [Member]
Interest Rate Swaps [Abstract]
Term of variable rate	1 month	1 month
Interest Rate Swap Expiring June 2024 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 473	$ 473
Fixed annual rate of swap	2.05%	2.05%
Interest Rate Swap Expiring June 2024 [Member] | LIBOR [Member]
Interest Rate Swaps [Abstract]
Term of variable rate	1 month	1 month
Interest Rate Swap Expiring June 2026 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 400
Fixed annual rate of swap	1.916%
Interest Rate Swap Expiring June 2026 [Member] | LIBOR [Member]
Interest Rate Swaps [Abstract]
Term of variable rate	1 month
Interest Rate Swap Expiring June 2026 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 450
Fixed annual rate of swap	1.398%
Interest Rate Swap Expiring June 2026 [Member] | LIBOR [Member]
Interest Rate Swaps [Abstract]
Term of variable rate	1 month
Interest Rate Swap Expiring June 2026 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 1,000
Fixed annual rate of swap	1.835%
Interest Rate Swap Expiring June 2026 [Member] | LIBOR [Member]
Interest Rate Swaps [Abstract]
Term of variable rate	1 month